UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2010

Date of reporting period:	10/31/2009

Item 1.	Schedule of Investments

Strategic Partners Style Specific Funds -

Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS

Aerospace & Defense 1.0%
24,300	Precision Castparts Corp.	$2,321,379

Air Freight & Logistics 1.4%
103,100	Expeditors International of Washington, Inc.(b)	3,321,882

Auto Components 0.7%
66,200	Johnson Controls, Inc.(b)	1,583,504

Beverages 1.5%
59,000	PepsiCo, Inc.	3,572,450

Biotechnology 2.2%
92,900	Gilead Sciences, Inc.(a)	3,952,895
34,700	Vertex Pharmaceuticals, Inc.(a)(b)	1,164,532

		5,117,427

Capital Markets 6.7%
395,200	Charles Schwab Corp. (The)	6,852,768
39,805	Goldman Sachs Group, Inc. (The)	6,773,617
61,820	Lazard Ltd. (Class A Stock)	2,333,705

		15,960,090

Communications Equipment 8.5%
462,842	Cisco Systems, Inc.(a)	10,575,940
228,400	QUALCOMM, Inc.	9,458,044

		20,033,984

Computers & Peripherals 9.0%
53,900	Apple, Inc.(a)	10,160,150
125,900	Hewlett-Packard Co.	5,975,214
15,900	International Business Machines Corp.(b)	1,917,699
118,700	NetApp, Inc.(a)	3,210,835

		21,263,898

Diversified Financial Services 1.3%
72,800	JPMorgan Chase & Co.	3,040,856

Energy Equipment & Services 1.8%
68,679	Schlumberger Ltd.	4,271,834

Food & Staples Retailing 3.3%
75,700	Costco Wholesale Corp.	4,303,545
96,500	CVS Caremark Corp.	3,406,450

		7,709,995

Food Products 3.1%
299,000	Cadbury PLC (United Kingdom)	3,780,145
119,700	Unilever PLC (United Kingdom)	3,576,140

		7,356,285

Healthcare Equipment & Supplies 7.2%
43,700	Alcon, Inc.	6,239,923
99,300	Baxter International, Inc.	5,368,158
126,300	Covidien PLC	5,319,756

		16,927,837

Healthcare Providers & Services 4.1%
174,500	Medco Health Solutions, Inc.(a)	9,792,940

Hotels, Restaurants & Leisure 1.0%
122,200	Starbucks Corp.(a)(b)	2,319,356

Household Products 2.1%
63,200	Colgate-Palmolive Co.	4,969,416

Internet & Catalog Retail 1.5%
29,500	Amazon.com, Inc.(a)	3,504,895

Internet Software & Services 6.2%
27,400	Google, Inc. (Class A Stock)(a)	14,689,688

IT Services 5.6%
25,400	Mastercard, Inc. (Class A Stock)(b)	5,563,108
100,800	Visa, Inc. (Class A Stock)	7,636,608

		13,199,716

Machinery 0.5%
25,400	Cummins, Inc.	1,093,724

Media 2.4%
208,300	Walt Disney Co. (The)	5,701,171

Multiline Retail 3.5%
60,100	Kohl’s Corp.(a)	3,438,922
101,800	Target Corp.	4,930,174

		8,369,096

Oil, Gas & Consumable Fuels 4.9%
64,100	Occidental Petroleum Corp.	4,863,908
50,100	Petroleo Brasileiro S.A. (Brazil), ADR(b)	2,315,622
103,300	Southwestern Energy Co.(a)	4,501,814

		11,681,344

Pharmaceuticals 8.8%
140,200	Abbott Laboratories	7,089,914
121,600	Roche Holding AG (Switzerland), ADR	4,851,840
47,600	Shire PLC (Ireland), ADR(b)	2,537,080
127,300	Teva Pharmaceutical Industries Ltd. (Israel), ADR	6,426,104

		20,904,938

Road & Rail 1.0%
43,900	Union Pacific Corp.	2,420,646

Semiconductors & Semiconductor Equipment 0.9%
87,607	Analog Devices, Inc.	2,245,367

Software 5.1%
169,700	Adobe Systems, Inc.(a)	5,589,918
150,800	Oracle Corp.	3,181,880
72,500	SAP AG (Germany), ADR	3,282,075

		12,053,873

Textiles, Apparel & Luxury Goods 2.3%
87,900	NIKE, Inc. (Class B Stock)	5,465,622

	Total long-term investments (cost $193,910,432)	230,893,213

SHORT-TERM INVESTMENT 9.6%
Affiliated Money Market Mutual Fund

22,595,838	Dryden Core Investment Fund-Taxable Money Market Series (cost $22,595,838; includes $15,762,493 of cash collateral received for securities on loan)(c)(d)	22,595,838

	Total Investments(e) 107.2% (cost $216,506,270)(f)	253,489,051

	Liabilities in excess of other assets (7.2%)	(17,032,039)

	Net Assets 100.0%	$236,457,012

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $15,028,304; cash collateral of $15,762,493 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of October 31, 2009, two securities valued at $7,356,285 and representing 3.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$219,255,129	$36,461,751	$(2,227,829)	$34,233,922

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$223,536,928	$7,356,285	$—
Affiliated Money Market Mutual Fund	22,595,838	—	—

	246,132,766	7,356,285	—
Other Financial Instruments*	—	—	—

Total	$246,132,766	$7,356,285	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009 and October 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Strategic Partners Style Specific Funds -

Dryden Small-Cap Value Fund

Schedule of Investments

as of October 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS

Aerospace & Defense — 0.7%
3,500	AAR Corp.*	$68,635
17,600	Ceradyne, Inc.*	283,712
9,100	Ducommun, Inc.	154,882
13,100	Ladish Co., Inc.*	169,776

		677,005

Air Freight & Logistics — 0.3%
11,200	Atlas Air Worldwide Holdings, Inc.*	294,448

Airlines — 1.4%
21,600	Alaska Air Group, Inc.*	555,552
38,700	Republic Airways Holdings, Inc.*	309,987
45,300	SkyWest, Inc.(a)	632,841

		1,498,380

Auto Components — 0.2%
36,000	Spartan Motors, Inc.	179,640

Beverages — 0.1%
1,800	Coca-Cola Bottling Co. Consolidated	80,838

Biotechnology — 0.2%
11,500	Maxygen, Inc.*	64,170
19,200	PDL BioPharma, Inc.	161,472

		225,642

Building Products — 0.9%
4,000	Ameron International Corp.	235,920
17,300	Apogee Enterprises, Inc.	229,052
9,800	Insteel Industries, Inc.	108,976
11,700	Lennox International, Inc.	393,939

		967,887

Capital Markets — 1.1%
7,400	BGC Partners, Inc. (Class A Stock)	35,742
25,100	GFI Group, Inc.	129,265
6,400	Knight Capital Group, Inc. (Class A Stock)*	107,840
14,200	optionsXpress Holdings, Inc.	221,946
10,100	Raymond James Financial, Inc.(a)	238,461
10,400	SWS Group, Inc.	139,152
43	Teton Advisors, Inc. (Class B Stock)*	—
28,800	TradeStation Group, Inc.*	222,336

		1,094,742

Chemicals — 3.0%
8,200	Cytec Industries, Inc.(a)	271,994
12,000	Innophos Holdings, Inc.	232,200
1,700	Innospec, Inc.	20,094
6,200	LSB Industries, Inc.*	76,880
5,800	Lubrizol Corp. (The)	386,048
38,200	Olin Corp.	583,314
17,500	OM Group, Inc.*	472,850
25,500	RPM International, Inc.	449,310
21,700	Schulman, (A.), Inc.	376,929
8,200	Westlake Chemical Corp.	199,178

		3,068,797

Commercial Banks — 10.3%
3,200	BancFirst Corp.	115,552
18,100	Banco Latinoamericano de Comercio Exterior SA (Panama)	255,391
12,900	BancorpSouth, Inc.(a)	291,282
9,700	Bank of the Ozarks, Inc.	220,675
19,000	Cathay General Bancorp	167,770
20,700	Chemical Financial Corp.	454,365
15,500	City Holding Co.	473,835
26,000	Community Bank System, Inc.	483,860
7,500	Community Trust Bancorp, Inc.	184,650
21,100	CVB Financial Corp.(a)	169,011
2,400	First Bancorp	32,544
15,500	First Community Bancshares, Inc.	180,420
25,600	First Financial Bancorp	324,608
25,500	First Merchants Corp.	156,060
18,200	First Midwest Bancorp, Inc.	189,280
34,294	FirstMerit Corp.	649,871
15,900	FNB Corp.	112,572
5,700	IBERIABANK Corp.	246,867
21,000	Independent Bank Corp.	446,670
38,440	International Bancshares Corp.	570,834
31,874	National Penn Bancshares, Inc.(a)	179,132
25,500	NBT Bancorp, Inc.	555,900
44,300	Old National Bancorp	459,391
12,600	PacWest Bancorp(a)	213,948
5,500	Park National Corp.(a)	319,440
1,700	Renasant Corp.	24,888
6,900	Republic Bancorp, Inc. (Class A Stock)	126,891
9,700	S&T Bancorp, Inc.(a)	152,775
4,200	Sandy Spring Bancorp, Inc.	48,552
2,000	SCBT Financial Corp.	51,740
16,400	Simmons First National Corp. (Class A Stock)	479,864
2,200	Southside Bancshares, Inc.	45,738
3,700	Suffolk Bancorp	103,452
25,850	Susquehanna Bancshares, Inc.	142,434
10,200	SVB Financial Group*(a)	420,750
3,000	Tompkins Financial Corp.(a)	130,110
2,700	Trico Bancshares	39,474
22,600	Trustmark Corp.(a)	428,270

24,900	Umpqua Holdings Corp.	246,759
17,700	United Bankshares, Inc.	315,945
12,600	WesBanco, Inc.	178,290
11,500	Wintrust Financial Corp.(a)	324,415

		10,714,275

Commercial Services & Supplies — 2.7%
10,400	ATC Technology Corp.*	217,360
34,900	Deluxe Corp.	496,627
14,300	Ennis, Inc.	216,645
9,100	G & K Services, Inc. (Class A Stock)	201,565
16,000	Herman Miller, Inc.	247,200
19,600	HNI Corp.(a)	515,872
8,900	Knoll, Inc.	87,220
6,300	M&F Worldwide Corp.*	134,064
20,200	McGrath RentCorp	398,950
7,800	Mobile Mini, Inc.*	113,100
20,900	Schawk, Inc.	205,238

		2,833,841

Communications Equipment — 1.0%
34,500	ADC Telecommunications, Inc.*	223,905
45,000	Arris Group, Inc.*	461,700
10,200	Black Box Corp.	270,402
5,700	Cogo Group, Inc.*	31,977

		987,984

Construction & Engineering — 1.3%
18,500	EMCOR Group, Inc.*	436,970
13,200	Granite Construction, Inc.(a)	376,992
8,400	Layne Christensen Co.*	217,560
3,700	Sterling Construction Co, Inc.*	59,681
15,000	Tutor Perini Corp.*(a)	264,750

		1,355,953

Consumer Finance — 1.3%
14,300	Advance America Cash Advance Centers, Inc.	70,642
14,200	Cash America International, Inc.	429,692
14,200	Credit Acceptance Corp.*(a)	488,054
5,700	First Cash Financial Services, Inc.*	97,926
500	QC Holdings, Inc.	2,600
11,700	World Acceptance Corp.*(a)	293,553

		1,382,467

Containers & Packaging — 0.3%
6,500	Rock-Tenn Co. (Class A Stock)	284,700

Distributors — 0.1%
5,500	Core-Mark Holding Co., Inc.*	150,535

Diversified Consumer Services — 1.2%
9,400	Pre-Paid Legal Services, Inc.*(a)	371,676
31,400	Regis Corp.(a)	509,936
8,500	Steiner Leisure Ltd. (Bahamas)*(a)	314,160

		1,195,772

Diversified Financial Services — 0.7%
24,600	Financial Federal Corp.	502,332
5,900	Portfolio Recovery Associates, Inc.*	272,226

		774,558

Diversified Telecommunication Services — 1.1%
11,600	Atlantic Tele-Network, Inc.	531,744
36,500	Iowa Telecommunications Services, Inc.	429,605
21,100	Premiere Global Services, Inc.*	157,617

		1,118,966

Electric Utilities — 3.1%
9,800	Allete, Inc.	331,730
38,600	El Paso Electric Co.*	723,750
13,500	Empire District Electric Co. (The)	243,810
17,400	IDACORP, Inc.	488,766
3,800	MGE Energy, Inc.	133,076
13,200	UIL Holdings Corp.	338,976
13,800	UniSource Energy Corp.	398,544
3,800	Unitil Corp.	78,622
24,300	Westar Energy, Inc.	465,345

		3,202,619

Electrical Equipment — 3.1%
8,400	Acuity Brands, Inc.	265,944
15,200	Belden, Inc.	348,840
20,100	Brady Corp. (Class A Stock)	544,308
12,400	Encore Wire Corp.	257,300
10,600	EnerSys*	234,260
16,600	Regal-Beloit Corp.(a)	778,208
9,700	Smith (A.O.) Corp.	384,411
10,200	Thomas & Betts Corp.*	348,942

		3,162,213

Electronic Equipment & Instruments — 3.9%
8,800	Avnet, Inc.*	218,064
43,900	Benchmark Electronics, Inc.*	737,520
29,600	Checkpoint Systems, Inc.*	401,672
65,200	CTS Corp.	584,192
20,300	Electro Rent Corp.	217,413
4,200	Measurement Specialties, Inc.*	32,382
31,600	Methode Electronics, Inc.	229,100
10,800	Multi-Fineline Electronix, Inc.*	294,300

28,900	Newport Corp.*	215,016
13,200	Plexus Corp.*	333,960
12,300	ScanSource, Inc.*	312,297
43,600	TTM Technologies, Inc.*	443,412

		4,019,328

Energy Equipment & Services — 3.4%
24,800	Basic Energy Services, Inc.*	173,600
16,300	Bristow Group, Inc.*	475,145
7,500	Dawson Geophysical Co.*	181,125
6,200	Gulf Island Fabrication, Inc.	118,544
11,000	GulfMark Offshore, Inc.*	304,370
13,300	Hornbeck Offshore Services, Inc.*	323,323
59,600	Key Energy Services, Inc.*	435,676
2,500	Lufkin Industries, Inc.	142,625
18,000	Matrix Service Co.*	159,660
9,100	Natural Gas Services Group, Inc.*	153,517
9,700	Oil States International, Inc.*	334,068
12,300	RPC, Inc.	115,005
12,000	Superior Well Services, Inc.*(a)	127,320
8,600	Tidewater, Inc.	358,362
12,700	Willbros Group, Inc.*	166,878

		3,569,218

Exchange Traded Fund — 0.5%
9,300	iShares Russell 2000 Value Index Fund(a)	491,691

Food & Staples Retailing — 1.9%
11,400	Andersons, Inc. (The)	353,742
3,500	Casey’s General Stores, Inc.	110,355
20,200	Ingles Markets, Inc. (Class A Stock)	310,676
12,200	Nash-Finch Co.	353,556
14,800	Pantry, Inc. (The)*	208,828
25,200	Ruddick Corp.	673,344

		2,010,501

Food Products — 0.7%
8,500	Cal-Maine Foods, Inc.(a)	230,775
21,000	Fresh del Monte Produce, Inc. (Cayman Islands)*	455,910
6,700	Zhongpin, Inc.*	89,177

		775,862

Gas Utilities — 2.2%
4,600	AGL Resources, Inc.	160,816
15,300	Atmos Energy Corp.	426,105
8,800	Energen Corp.	386,144
14,100	ONEOK, Inc.	510,561
30,100	Southwest Gas Corp.	752,199

		2,235,825

Healthcare Equipment & Supplies — 0.6%
6,000	Hill-Rom Holdings, Inc.(a)	117,540
22,500	Invacare Corp.	504,675

		622,215

Healthcare Providers & Services — 4.5%
30,800	Alliance HealthCare Services, Inc.*	167,552
15,200	AMN Healthcare Services, Inc.*	126,464
21,100	AmSurg Corp.*	444,577
29,300	Centene Corp.*	522,419
19,600	Cross Country Healthcare, Inc.*	161,896
32,400	HealthSouth Corp.*(a)	473,364
35,000	HealthSpring, Inc.*	501,550
10,900	inVentiv Health, Inc.*	185,082
27,100	Kindred Healthcare, Inc.*	398,370
21,300	Magellan Health Services, Inc.*	684,369
22,700	MedCath Corp.*	186,367
11,100	Molina Healthcare, Inc.*	207,792
5,600	RehabCare Group, Inc.*	105,000
6,100	Res-Care, Inc.*	73,383
9,800	Sun Healthcare Group, Inc.*	88,984
31,900	Universal American Corp.*	319,000
2,600	US Physical Therapy, Inc.*	36,504

		4,682,673

Hotels, Restaurants & Leisure — 2.5%
15,800	Bob Evans Farms, Inc.	415,066
6,600	California Pizza Kitchen, Inc.*	85,734
14,500	CEC Entertainment, Inc.*(a)	423,545
5,600	Cheesecake Factory, Inc. (The)*	101,808
15,000	Cracker Barrel Old Country Store, Inc.	497,250
3,200	Dover Downs Gaming & Entertainment, Inc.	15,200
10,700	Jack in the Box, Inc.*	200,732
9,200	Monarch Casino & Resort, Inc.*	63,848
6,000	P.F. Chang’s China Bistro, Inc.*	175,140
5,800	Papa John’s International, Inc.*	130,500
13,800	Sonic Corp.*	129,030
8,400	Speedway Motorsports, Inc.	113,736
8,000	Vail Resorts, Inc.*	275,520

		2,627,109

Household Durables — 1.4%
5,550	Blyth, Inc.	196,636
15,600	CSS Industries, Inc.	316,680
4,200	Helen of Troy Ltd. (Bermuda)*	95,928
15,600	Meritage Homes Corp.*	284,544
1,000	National Presto Industries, Inc.	86,930
15,300	Ryland Group, Inc.	283,815
7,200	Tempur-Pedic International, Inc.*	139,464

		1,403,997

Industrial Conglomerates — 0.7%
400	Seaboard Corp.	540,400
3,800	Standex International Corp.	66,804
11,700	Tredegar Corp.	159,471

		766,675

Insurance — 6.7%
7,600	American Physicians Capital, Inc.	214,928
8,400	AMERISAFE, Inc.*	155,736
4,800	AmTrust Financial Services, Inc.	54,144
14,394	Argo Group International Holdings Ltd. (Bermuda)*	488,820
15,200	CNA Surety Corp.*	219,792
32,200	Delphi Financial Group, Inc. (Class A Stock)	698,740
14,000	Employers Holdings, Inc.	207,480
600	Enstar Group Ltd. (Bermuda)*	36,600
7,200	FPIC Insurance Group, Inc.*	243,576
15,100	HCC Insurance Holdings, Inc.	398,489
9,300	Infinity Property & Casualty Corp.	359,631
29,500	Meadowbrook Insurance Group, Inc.	198,535
31,000	National Financial Partners Corp.*	252,650
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)	779,786
16,700	ProAssurance Corp.*	839,676
10,700	Safety Insurance Group, Inc.	358,129
7,300	SeaBright Insurance Holdings, Inc.*	81,614
35,600	Selective Insurance Group	545,392
5,600	Tower Group, Inc.	137,648
5,700	Universal Insurance Holdings, Inc.	30,267
6,225	Validus Holdings Ltd. (Bermuda)	157,493
15,400	Zenith National Insurance Corp.	439,362

		6,898,488

Internet & Catalog Retail — 0.3%
13,600	NutriSystem, Inc.	292,672

Internet Software & Services — 1.1%
41,700	EarthLink, Inc.	337,770
4,200	j2 Global Communications, Inc.*	85,890
11,600	Perficient, Inc.*	94,424
61,049	United Online, Inc.	488,392
14,800	ValueClick, Inc.*	145,632

		1,152,108

IT Services — 2.2%
27,000	Acxiom Corp.*	309,960
9,900	CACI International, Inc. (Class A Stock)*	471,438
19,500	CSG Systems International, Inc.*(a)	318,630
15,200	Euronet Worldwide, Inc.*	359,480
24,600	Heartland Payment Systems, Inc.	302,334
12,200	TeleTech Holdings, Inc.*	218,258
10,500	Wright Express Corp.*	293,055

		2,273,155

Leisure Equipment & Products — 0.9%
22,400	JAKKS Pacific, Inc.*	318,752
9,000	Polaris Industries, Inc.	378,630
5,000	Pool Corp.(a)	97,900
9,700	RC2 Corp.*	126,682

		921,964

Life Science Tools & Services — 0.3%
16,000	Kendle International, Inc.*	270,080

Machinery — 3.8%
17,800	Actuant Corp. (Class A Stock)	277,858
1,900	American Railcar Industries, Inc.	19,000
6,700	Cascade Corp.	166,428
5,000	Chart Industries, Inc.*	98,850
5,900	CIRCOR International, Inc.	160,775
14,500	Columbus McKinnon Corp.*	239,975
15,000	Crane Co.	417,750
6,500	Dynamic Materials Corp.	125,320
23,200	EnPro Industries, Inc.*	523,856
32,400	Force Protection, Inc.*	142,560
3,200	FreightCar America, Inc.	75,456
2,800	Harsco Corp.	88,172
29,500	Mueller Industries, Inc.	697,970
22,900	Timken Co.	504,487
13,500	Watts Water Technologies, Inc. (Class A Stock)	381,375

		3,919,832

Marine — 0.6%
13,500	Genco Shipping & Trading Ltd. (Marshall Island)	268,515
4,900	International Shipholding Corp.	162,435
20,700	TBS International Ltd. (Class A Stock) (Bermuda)*(a)	170,361

		601,311

Media — 0.5%
21,500	Harte-Hanks, Inc.	252,410
12,400	Scholastic Corp.	308,388

		560,798

Metals & Mining — 2.3%
15,200	A.M. Castle & Co.	171,304
15,200	Brush Engineered Materials, Inc.*	280,440
22,300	Commercial Metals Co.	330,932
9,700	Haynes International, Inc.*	274,704
19,900	Horsehead Holding Corp.*	189,647
9,900	Kaiser Aluminum Corp.	395,505
20,500	RTI International Metals, Inc.*	424,555
2,600	Universal Stainless & Alloy*	39,234
29,200	Worthington Industries, Inc.	322,660

		2,428,981

Multi-Utilities — 2.4%
34,600	Avista Corp.	656,016
26,900	Black Hills Corp.	655,553
10,600	CH Energy Group, Inc.	438,946
15,400	NorthWestern Corp.	371,910
14,500	Vectren Corp.	326,830

		2,449,255

Oil, Gas & Consumable Fuels — 4.5%
15,400	Berry Petroleum Co. (Class A Stock)	390,544
10,000	Bill Barrett Corp.*	309,800
8,300	Comstock Resources, Inc.*	341,047
10,000	Delek US Holdings, Inc.	67,500
8,800	Forest Oil Corp.*	172,480
16,400	Frontier Oil Corp.	227,304
7,600	Frontline Ltd. (Bermuda)(a)	177,308
26,800	General Maritime Corp. (Marshall Island)	184,652
5,000	Gulfport Energy Corp.*	38,150
12,200	Holly Corp.(a)	353,922
12,500	Knightsbridge Tankers Ltd. (Bermuda)	158,000
10,500	Rosetta Resources, Inc.*	142,065
11,800	Southern Union Co.	230,926
11,700	St. Mary Land & Exploration Co.	398,970
19,500	Swift Energy Co.*(a)	413,010
22,800	VAALCO Energy, Inc.	97,128
11,600	W&T Offshore, Inc.	135,140
5,900	Whiting Petroleum Corp.*	332,760
9,800	World Fuel Services Corp.(a)	498,330

		4,669,036

Personal Products — 0.2%
40,300	American Oriental Bioengineering, Inc.*	159,588
2,900	Bare Escentuals, Inc.*	36,627
2,100	USANA Health Sciences, Inc.*	60,522

		256,737

Pharmaceuticals — 0.1%
8,400	Viropharma, Inc.*	63,336

Professional Services — 1.7%
4,200	Administaff, Inc.	104,244
4,400	CRA International, Inc.*	108,900
12,800	Kelly Services, Inc. (Class A Stock)	141,824
15,400	Kforce, Inc.*	180,642
7,800	Navigant Consulting, Inc.*	111,072
25,000	School Specialty, Inc.*(a)	556,250
23,600	TrueBlue, Inc.*	285,560
7,000	Watson Wyatt Worldwide, Inc. (Class A Stock)	305,060

		1,793,552

Real Estate Investment Trusts — 3.5%
14,200	Agree Realty Corp.	331,286
28,800	BioMed Realty Trust, Inc.(a)	390,816
28,357	Cousins Properties, Inc.(a)	207,573
53,600	DiamondRock Hospitality Co.*	407,896
19,200	Entertainment Properties Trust	653,184
5,300	Getty Realty Corp.	129,903
26,700	LaSalle Hotel Properties	458,172
22,100	Medical Properties Trust, Inc.(a)	176,800
4,400	National Health Investors, Inc.	132,000
7,600	Parkway Properties, Inc.	134,140
4,800	PS Business Parks, Inc.	235,056
3,800	Sun Communities, Inc.	66,272
41,000	Sunstone Hotel Investors, Inc.*	309,550

		3,632,648

Road & Rail — 1.5%
5,000	AMERCO*	211,350
19,800	Marten Transport Ltd.*	347,292
16,400	Old Dominion Freight Line, Inc.*(a)	426,236
31,700	Werner Enterprises, Inc.	594,375

		1,579,253

Semiconductors & Semiconductor Equipment — 0.2%
15,000	Sigma Designs, Inc.*	180,150

Software — 1.8%
31,000	Epicor Software Corp.*	239,320
25,000	Fair Isaac Corp.	508,250
26,100	i2 Technologies, Inc.*(a)	410,814
21,300	Kenexa Corp.*	268,380
5,100	MicroStrategy, Inc. (Class A Stock)*	445,077

		1,871,841

Specialty Retail — 3.9%
17,300	Bebe Stores, Inc.	108,298
22,400	Cabela’s, Inc.*(a)	281,568
18,900	Cato Corp. (The) (Class A Stock)	372,519
11,800	Children’s Place Retail Stores, Inc. (The)*(a)	371,110
26,200	Collective Brands, Inc.*	486,010
19,000	Dress Barn, Inc.*(a)	342,950
4,300	DSW, Inc. (Class A Stock)*	82,560
5,300	Gymboree Corp.*	225,621
9,000	Jos. A. Bank Clothiers, Inc.*	368,820
18,300	Men’s Wearhouse, Inc. (The)	424,011
40,200	Rent-A-Center, Inc.*	738,072
17,900	Stage Stores, Inc.	211,220

		4,012,759

Textiles, Apparel & Luxury Goods — 2.0%
21,800	Carter’s, Inc.*	514,480
6,500	Columbia Sportswear Co.	247,325
9,000	Maidenform Brands, Inc.*	126,720
10,000	Steven Madden Ltd.*	405,000
28,100	Timberland Co. (Class A Stock)*(a)	454,658
7,600	UniFirst Corp.	319,960

		2,068,143

Thrifts & Mortgage Finance — 1.2%
4,400	Berkshire Hills Bancorp, Inc.	90,420
28,300	Dime Community Bancshares	311,017
7,400	First Financial Holdings, Inc.	99,826
17,800	Flushing Financial Corp.	199,894
22,200	Washington Federal, Inc.	380,730
4,700	WSFS Financial Corp.	129,720

		1,211,607

Trading Companies & Distributors — 0.9%
15,000	Applied Industrial Technologies, Inc.	303,450
12,400	Beacon Roofing Supply, Inc.*(a)	178,064
3,700	Houston Wire & Cable Co.	44,733
12,000	Interline Brands, Inc.*	175,200
6,200	Rush Enterprises, Inc. (Class A Stock)*	67,704
8,100	WESCO International, Inc.*	207,036

		976,187

Wireless Telecommunication Services — 0.3%
25,400	USA Mobility, Inc.	276,860

	TOTAL LONG-TERM INVESTMENTS (cost $113,146,436)	102,817,109

SHORT-TERM INVESTMENT 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND

13,942,310	Dryden Core Investment Fund - Taxable Money Market Series (cost $13,942,310; includes $13,152,319 of cash collateral for securities on loan)(b)(c)	13,942,310

	TOTAL INVESTMENTS — 112.7% (cost $127,088,746)(d)	116,759,419

	Liabilities in excess of other assets — (12.7)%	(13,180,488)

	NET ASSETS — 100%	$103,578,931

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $12,344,270; cash collateral of $13,152,319 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	The United States federal income tax basis of the Fund’s investments was $127,899,620; accordingly, net unrealized depreciation on investments for federal income tax purposes was $11,140,201 (gross unrealized appreciation $10,553,334; gross unrealized depreciation $21,693,535). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$102,817,109	$—	$—
Affiliated Money Market Mutual Fund	13,942,310	—	—

	$116,759,419	$—	$—
Other Financial Instruments*	—	—	—

Total	$116,759,419	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009 and October 31, 2009, the Fund had one Level 3 security with a fair value of $0.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    December 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    December 22, 2009

*	Print the name and title of each signing officer under his or her signature.